Related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Related parties assets	$ 2	$ 1,546
Trade payables, lease and confirming liabilities	76,348	38,832
Related parties liabilities	4,695	4,085
Trade accounts receivable	1,532	885
Dividends payable	26,918	3,707
Cash and cash equivalents	40,294	44,251
Cash and cash equivalents current	40,294	44,251
Trade accounts receivable, current	1,532	885
Trade payables, lease and confirming liabilities, current	72,292	35,806
Dividends payable, current	26,918	3,707
Related parties' liabilities, noncurrent	2	1,546
Trade Payables and Leases, non current	4,056	3,026
Total assets and liabilities	2	1,546
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	2	2
Trade payables, lease and confirming liabilities	1,418	101
Related parties liabilities	4,694	3,658
Acerbrag S A [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	792
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Trade payables, lease and confirming liabilities	564	907
Auren Energia S A [Member]
IfrsStatementLineItems [Line Items]
Dividends payable	24,234	1,307
Campos Novos Energia S.a [Member]
IfrsStatementLineItems [Line Items]
Related parties assets		1,544
Trade payables, lease and confirming liabilities	10,008	7,104
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Trade payables, lease and confirming liabilities		70
Related parties liabilities	1	7
Trade accounts receivable	163	299
Scotiabank Peru S A A [Member]
IfrsStatementLineItems [Line Items]
Trade payables, lease and confirming liabilities	63,866	30,216
Cash and cash equivalents	40,294	44,251
Votorantim Cimentos S.a. [Member]
IfrsStatementLineItems [Line Items]
Trade payables, lease and confirming liabilities	393	412
Trade accounts receivable	576	586
Votorantim International Csc S.a.c [Member]
IfrsStatementLineItems [Line Items]
Related parties liabilities		420
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables, lease and confirming liabilities	99	22
Trade accounts receivable	1
Dividends payable	$ 2,684	$ 2,400